Note 4 - Federal income tax: - Deferred Tax Asset (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax asset attributable to:
Net operating loss carryover	$ 748,592	$ 411,902
Less, Valuation allowance	(748,592)	(411,902)
Net deferred tax asset	$ 0	$ 0